UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2012
                                                       ------------------
Check here if Amendment [ ]; Amendment
Number:                                                ------------------
  This Amendment (Check only one.):  [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          SPM Products, L.L.C.
               ----------------------------------
               Clearwater House
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               2187 Atlantic Street, 4th Floor
               ----------------------------------
               Stamford, CT 06902
               ----------------------------------

Form 13F File Number:
28-
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher Russell
          -------------------------------------------
Title:    Member of Upper Shad Associates, LLC,
          -------------------------------------------
          Managing member of  SPM Products, L.L.C.
          -------------------------------------------
Phone:    -------------------------------------------

Signature, Place, and Date of Signing:

/s/ Christopher Russell                Stamford, CT          August 14, 2012
------------------------              ----------------      -----------------
   [Signature]                         [City, State]              [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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



                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           1
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Form 13F Information Table Entry Total:                      0
                                                    --------------------

Form 13F Information Table Value Total:                      $0
                                                    --------------------
                                                         (thousands)



List of Other Included Managers:  0



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

     COLUMN 1                   COLUMN 2          COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6 COLUMN 7          COLUMN 8

                                                                                          INVEST-
                                                                                           MENT    OTHER         VOTING AUTHORITY
                                TITLE OF                     VALUE              SH/  PUT/ DISCRE- MANAGER    SOLE      SHARED   NONE
   NAME OF ISSUER                CLASS             CUSIP    (X$1000) SHS HELD   PRN  CALL  TION
None                           N/A               N/A         0       0          0   0     N/A       N/A                0         0




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